PROPERTY AND EQUIPMENT, NET (Schedule capitalized interest costs as a component of the cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Interest cost capitalized	$ 756	$ 0
Interest cost charged against income	16,153	20,791	$ 8,904
Total interest cost incurred	$ 16,909	$ 20,791